Distribution Date:	02/18/25	DBJPM 2020-C9 Mortgage Trust
Determination Date:	02/11/25
Next Distribution Date:	03/17/25
Record Date:	01/31/25	Commercial Mortgage Pass-Through Certificates
Series 2020-C9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	6		Association
Bond / Collateral Reconciliation - Cash Flows	7		Executive Vice President – Division Head		NoticeAdmin@midlandls.com
Bond / Collateral Reconciliation - Balances	8		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	CWCapital Asset Management LLC
Mortgage Loan Detail (Part 1)	14-15		Attention: Brian Hanson		bhanson@cwcapital.com
			900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	16-17
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Principal Prepayment Detail	18		Bank, N.A.
Historical Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Delinquency Loan Detail	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	21	Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 1	22	Representations Reviewer
			David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 2	23
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	24
		Trust Directing Holder	BSPRT 2020-C9 Owner, LLC
Historical Liquidated Loan Detail	25		-
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27	333 South Wabash Loan-	American General Life Insurance Company
		Specific Directing Holder
Supplemental Notes	28
			-

		Amazon Portfolio Loan-	Goldman Sachs Bank USA
		Specific Directing Holder
			-

		Coleman Highline Loan-	DBR Investments Co. Limited
		Specific Directing Holder
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	233063AC0	0.800000%	5,230,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	233063AF3	1.900000%	104,918,000.00	98,709,897.21	32,179,153.10	156,290.67	0.00	0.00	32,335,443.77	66,530,744.11	32.35%	30.00%
A-3	233063AJ5	1.882000%	61,749,000.00	61,749,000.00	0.00	96,843.01	0.00	0.00	96,843.01	61,749,000.00	32.35%	30.00%
A-SB	233063AM8	1.875000%	4,912,000.00	4,912,000.00	0.00	7,675.00	0.00	0.00	7,675.00	4,912,000.00	32.35%	30.00%
A-4	233063AQ9	1.644000%	67,800,000.00	67,800,000.00	0.00	92,886.00	0.00	0.00	92,886.00	67,800,000.00	32.35%	30.00%
A-5	233063AT3	1.926000%	174,892,000.00	174,892,000.00	0.00	280,701.66	0.00	0.00	280,701.66	174,892,000.00	32.35%	30.00%
A-M	233063AZ9	2.340000%	71,915,000.00	71,915,000.00	0.00	140,234.25	0.00	0.00	140,234.25	71,915,000.00	19.41%	18.00%
B	233063BC9	2.567000%	22,473,000.00	22,473,000.00	0.00	48,073.49	0.00	0.00	48,073.49	22,473,000.00	15.37%	14.25%
C	233063BF2	3.490646%	22,474,000.00	22,474,000.00	0.00	65,373.97	0.00	0.00	65,373.97	22,474,000.00	11.32%	10.50%
D	233063BS4	2.250000%	15,731,000.00	15,731,000.00	0.00	29,495.63	0.00	0.00	29,495.63	15,731,000.00	8.49%	7.88%
E	233063BU9	2.250000%	8,240,000.00	8,240,000.00	0.00	15,450.00	0.00	0.00	15,450.00	8,240,000.00	7.01%	6.50%
F	233063BW5	1.750000%	13,484,000.00	13,484,000.00	0.00	19,664.17	0.00	0.00	19,664.17	13,484,000.00	4.58%	4.25%
G	233063BY1	1.750000%	5,993,000.00	5,993,000.00	0.00	8,739.79	0.00	0.00	8,739.79	5,993,000.00	3.51%	3.25%
H*	233063CA2	1.750000%	19,477,350.00	19,477,350.00	0.00	3,214.33	0.00	0.00	3,214.33	19,477,350.00	0.00%	0.00%
RR	233063CK0	3.636896%	24,941,499.00	24,465,462.00	1,339,248.99	73,100.23	0.00	0.00	1,412,349.22	23,126,213.01	0.00%	0.00%
RR Interest	N/A	3.636896%	6,600,001.00	6,474,032.45	354,391.08	19,343.73	0.00	0.00	373,734.81	6,119,641.37	0.00%	0.00%
S	233063CC8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	233063CE4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			630,829,850.00	618,789,741.66	33,872,793.17	1,057,085.93	0.00	0.00	34,929,879.10	584,916,948.49

X-A	233063AW6	1.700230%	491,416,000.00	479,977,897.21	0.00	680,060.64	0.00	0.00	680,060.64	447,798,744.11
X-B	233063BG0	0.608063%	44,947,000.00	44,947,000.00	0.00	22,775.49	0.00	0.00	22,775.49	44,947,000.00
X-D	233063BJ4	1.386896%	23,971,000.00	23,971,000.00	0.00	27,704.39	0.00	0.00	27,704.39	23,971,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	233063BL9	1.886896%	13,484,000.00	13,484,000.00	0.00	21,202.42	0.00	0.00	21,202.42	13,484,000.00
X-G	233063BN5	1.886896%	5,993,000.00	5,993,000.00	0.00	9,423.47	0.00	0.00	9,423.47	5,993,000.00
X-H	233063BQ8	1.886896%	19,477,350.00	19,477,350.00	0.00	30,626.44	0.00	0.00	30,626.44	19,477,350.00
Notional SubTotal			599,288,350.00	587,850,247.21	0.00	791,792.85	0.00	0.00	791,792.85	555,671,094.11

Deal Distribution Total					33,872,793.17	1,848,878.78	0.00	0.00	35,721,671.95

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	233063AC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	233063AF3	940.82900179	306.70764883	1.48964591	0.00000000	0.00000000	0.00000000	0.00000000	308.19729474	634.12135296
A-3	233063AJ5	1,000.00000000	0.00000000	1.56833325	0.00000000	0.00000000	0.00000000	0.00000000	1.56833325	1,000.00000000
A-SB	233063AM8	1,000.00000000	0.00000000	1.56250000	0.00000000	0.00000000	0.00000000	0.00000000	1.56250000	1,000.00000000
A-4	233063AQ9	1,000.00000000	0.00000000	1.37000000	0.00000000	0.00000000	0.00000000	0.00000000	1.37000000	1,000.00000000
A-5	233063AT3	1,000.00000000	0.00000000	1.60500000	0.00000000	0.00000000	0.00000000	0.00000000	1.60500000	1,000.00000000
A-M	233063AZ9	1,000.00000000	0.00000000	1.95000000	0.00000000	0.00000000	0.00000000	0.00000000	1.95000000	1,000.00000000
B	233063BC9	1,000.00000000	0.00000000	2.13916656	0.00000000	0.00000000	0.00000000	0.00000000	2.13916656	1,000.00000000
C	233063BF2	1,000.00000000	0.00000000	2.90887114	0.00000000	0.00000000	0.00000000	0.00000000	2.90887114	1,000.00000000
D	233063BS4	1,000.00000000	0.00000000	1.87500032	0.00000000	0.00000000	0.00000000	0.00000000	1.87500032	1,000.00000000
E	233063BU9	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
F	233063BW5	1,000.00000000	0.00000000	1.45833358	0.00000000	0.00000000	0.00000000	0.00000000	1.45833358	1,000.00000000
G	233063BY1	1,000.00000000	0.00000000	1.45833306	0.00000000	0.00000000	0.00000000	0.00000000	1.45833306	1,000.00000000
H	233063CA2	1,000.00000000	0.00000000	0.16502912	1.29330427	20.20921840	0.00000000	0.00000000	0.16502912	1,000.00000000
RR	233063CK0	980.91385766	53.69560947	2.93086755	0.04203356	0.65681497	0.00000000	0.00000000	56.62647702	927.21824819
RR Interest	N/A	980.91385895	53.69561005	2.93086774	0.04203333	0.65681657	0.00000000	0.00000000	56.62647778	927.21824891
S	233063CC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	233063CE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	233063AW6	976.72419541	0.00000000	1.38387973	0.00000000	0.00000000	0.00000000	0.00000000	1.38387973	911.24168548
X-B	233063BG0	1,000.00000000	0.00000000	0.50671880	0.00000000	0.00000000	0.00000000	0.00000000	0.50671880	1,000.00000000
X-D	233063BJ4	1,000.00000000	0.00000000	1.15574611	0.00000000	0.00000000	0.00000000	0.00000000	1.15574611	1,000.00000000
X-F	233063BL9	1,000.00000000	0.00000000	1.57241323	0.00000000	0.00000000	0.00000000	0.00000000	1.57241323	1,000.00000000
X-G	233063BN5	1,000.00000000	0.00000000	1.57241281	0.00000000	0.00000000	0.00000000	0.00000000	1.57241281	1,000.00000000
X-H	233063BQ8	1,000.00000000	0.00000000	1.57241308	0.00000000	0.00000000	0.00000000	0.00000000	1.57241308	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	01/01/25 - 01/30/25	30	0.00	156,290.67	0.00	156,290.67	0.00	0.00	0.00	156,290.67	0.00
A-3	01/01/25 - 01/30/25	30	0.00	96,843.01	0.00	96,843.01	0.00	0.00	0.00	96,843.01	0.00
A-SB	01/01/25 - 01/30/25	30	0.00	7,675.00	0.00	7,675.00	0.00	0.00	0.00	7,675.00	0.00
A-4	01/01/25 - 01/30/25	30	0.00	92,886.00	0.00	92,886.00	0.00	0.00	0.00	92,886.00	0.00
A-5	01/01/25 - 01/30/25	30	0.00	280,701.66	0.00	280,701.66	0.00	0.00	0.00	280,701.66	0.00
X-A	01/01/25 - 01/30/25	30	0.00	680,060.64	0.00	680,060.64	0.00	0.00	0.00	680,060.64	0.00
X-B	01/01/25 - 01/30/25	30	0.00	22,775.49	0.00	22,775.49	0.00	0.00	0.00	22,775.49	0.00
X-D	01/01/25 - 01/30/25	30	0.00	27,704.39	0.00	27,704.39	0.00	0.00	0.00	27,704.39	0.00
X-F	01/01/25 - 01/30/25	30	0.00	21,202.42	0.00	21,202.42	0.00	0.00	0.00	21,202.42	0.00
X-G	01/01/25 - 01/30/25	30	0.00	9,423.47	0.00	9,423.47	0.00	0.00	0.00	9,423.47	0.00
X-H	01/01/25 - 01/30/25	30	0.00	30,626.44	0.00	30,626.44	0.00	0.00	0.00	30,626.44	0.00
A-M	01/01/25 - 01/30/25	30	0.00	140,234.25	0.00	140,234.25	0.00	0.00	0.00	140,234.25	0.00
B	01/01/25 - 01/30/25	30	0.00	48,073.49	0.00	48,073.49	0.00	0.00	0.00	48,073.49	0.00
C	01/01/25 - 01/30/25	30	0.00	65,373.97	0.00	65,373.97	0.00	0.00	0.00	65,373.97	0.00
D	01/01/25 - 01/30/25	30	0.00	29,495.63	0.00	29,495.63	0.00	0.00	0.00	29,495.63	0.00
E	01/01/25 - 01/30/25	30	0.00	15,450.00	0.00	15,450.00	0.00	0.00	0.00	15,450.00	0.00
F	01/01/25 - 01/30/25	30	0.00	19,664.17	0.00	19,664.17	0.00	0.00	0.00	19,664.17	0.00
G	01/01/25 - 01/30/25	30	0.00	8,739.79	0.00	8,739.79	0.00	0.00	0.00	8,739.79	0.00
H	01/01/25 - 01/30/25	30	368,431.88	28,404.47	0.00	28,404.47	25,190.14	0.00	0.00	3,214.33	393,622.02
RR	01/01/25 - 01/30/25	30	15,333.57	74,148.61	0.00	74,148.61	1,048.38	0.00	0.00	73,100.23	16,381.95
RR Interest	01/01/25 - 01/30/25	30	4,057.57	19,621.15	0.00	19,621.15	277.42	0.00	0.00	19,343.73	4,334.99
Totals			387,823.02	1,875,394.72	0.00	1,875,394.72	26,515.94	0.00	0.00	1,848,878.78	414,338.96

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
		Gain-on-Sale Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	35,721,671.95	Beginning Reserve Account Balance	0.00
		Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,946,444.22	Master Servicing Fee	2,357.85
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,286.36
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	266.15
ARD Interest	0.00	Operating Advisor Fee	1,559.61
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,946,444.22	Total Fees	10,469.97

Principal		Expenses/Reimbursements
Scheduled Principal	122,793.16	Reimbursement for Interest on Advances	215.03
Unscheduled Principal Collections		ASER Amount	20,524.07
Principal Prepayments	33,750,000.00	Special Servicing Fees (Monthly)	5,776.84
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	33,872,793.16	Total Expenses/Reimbursements	26,515.94

		Interest Reserve Deposit	60,579.54
		Gain on Sale Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,848,878.78
Borrower Option Extension Fees	0.00	Principal Distribution	33,872,793.17
Gain on Sale Proceeds	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	35,721,671.95
Total Funds Collected	35,819,237.38	Total Funds Distributed	35,819,237.40
© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	618,789,742.24	618,789,742.24	Beginning Certificate Balance	618,789,741.66
(-) Scheduled Principal Collections	122,793.16	122,793.16	(-) Principal Distributions	33,872,793.17
(-) Unscheduled Principal Collections	33,750,000.00	33,750,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	584,916,949.08	584,916,949.08	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	619,092,877.09	619,092,877.09	Ending Certificate Balance	584,916,948.49
Ending Actual Collateral Balance	585,236,884.10	585,236,884.10

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.58)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	(0.01)
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.59)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.64%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	9	33,331,344.95	5.70%	62	3.8564	1.597632	1.49 or less	4	26,512,033.88	4.53%	64	4.3192	0.715318
10,000,000 to 19,999,999		12	145,419,205.22	24.86%	48	3.7479	2.760653	1.50 to 1.99	13	171,455,583.25	29.31%	61	3.6809	1.735811
20,000,000 to 29,999,999		6	134,972,958.03	23.08%	59	3.3895	3.103939	2.00 to 2.49	2	36,755,891.07	6.28%	53	3.2882	2.240510
30,000,000 to 39,999,999		4	128,000,000.00	21.88%	61	3.5125	2.607344	2.50 to 2.99	7	110,000,000.00	18.81%	56	3.5048	2.749091
	40,000,000 or greater	3	143,193,440.88	24.48%	29	3.9293	4.526930	3.00 to 3.99	4	134,193,440.88	22.94%	24	3.8724	3.696207
	Totals	34	584,916,949.08	100.00%	50	3.6643	3.172446	4.00 and greater	4	106,000,000.00	18.12%	53	3.5060	6.210189
								Totals	34	584,916,949.08	100.00%	50	3.6643	3.172446
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	6	103,138,632.74	17.63%	60	3.4103	3.301647
							Industrial	106	125,151,076.12	21.40%	24	3.8809	3.257954
Delaware	2	11,731,927.83	2.01%	64	3.7152	1.603152
							Lodging	2	50,000,000.00	8.55%	61	3.5580	6.150000
Florida	2	25,318,657.50	4.33%	39	3.6685	2.609553
							Mixed Use	5	77,482,078.92	13.25%	64	3.7312	2.606803
Georgia	9	6,874,987.59	1.18%	6	4.6282	3.480000
							Mobile Home Park	1	1,755,891.07	0.30%	61	4.0500	2.450000
Illinois	24	41,534,767.97	7.10%	27	3.8256	2.738657
							Multi-Family	3	54,000,000.00	9.23%	62	3.4817	2.401481
Indiana	1	2,674,615.38	0.46%	6	4.6282	3.480000
							Office	14	196,795,681.66	33.65%	50	3.6540	2.609044
Kansas	2	18,009,162.57	3.08%	52	3.2607	2.287926
							Other	5	828,373.59	0.14%	20	3.5500	3.860000
Kentucky	9	4,886,425.92	0.84%	19	3.6322	3.831043
							Retail	8	78,903,847.70	13.49%	60	3.4656	3.647131
Louisiana	1	30,000,000.00	5.13%	59	3.5000	2.940000
							Totals	144	584,916,949.08	100.00%	50	3.6643	3.172446
Maryland	3	6,766,295.88	1.16%	49	3.6039	1.101537

Michigan	3	3,948,959.25	0.68%	32	4.4966	2.590838

Minnesota	7	3,422,431.10	0.59%	20	3.5500	3.860000

Nevada	2	50,000,000.00	8.55%	61	3.5580	6.150000

New Jersey	3	3,603,992.44	0.62%	20	3.5500	3.860000

New York	7	112,580,891.07	19.25%	61	3.2269	2.169533

North Carolina	1	16,601,662.65	2.84%	61	4.0000	1.510000

Ohio	8	3,516,664.92	0.60%	16	3.8614	3.750251

Pennsylvania	4	3,585,836.31	0.61%	20	3.5500	3.860000

Tennessee	1	2,397,078.92	0.41%	66	4.3000	1.610000

Texas	28	61,543,754.91	10.52%	20	4.7218	3.244400

Virginia	19	10,780,204.08	1.84%	20	3.5500	3.860000

Washington	1	29,000,000.00	4.96%	59	2.8800	6.580000

Washington, DC	1	33,000,000.00	5.64%	66	4.4500	1.530000

Totals	144	584,916,949.08	100.00%	50	3.6643	3.172446

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	2.9999% or less	7	124,000,000.00	21.20%	62	2.9102	3.891774	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.0000% to 3.4999%	6	85,085,000.00	14.55%	57	3.2611	2.340263	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% to 3.9999%	9	215,898,326.74	36.91%	49	3.6229	3.522781	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	7	68,447,326.38	11.70%	64	4.2493	1.613709	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% or greater	5	91,486,295.96	15.64%	15	4.7214	3.310876	49 months or greater	34	584,916,949.08	100.00%	50	3.6643	3.172446
	Totals	34	584,916,949.08	100.00%	50	3.6643	3.172446	Totals	34	584,916,949.08	100.00%	50	3.6643	3.172446
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	73 months or less	34	584,916,949.08	100.00%	50	3.6643	3.172446	Interest Only	24	504,018,440.88	86.17%	47	3.6070	3.452597
74 months to 96 months		0	0.00	0.00%	0	0.0000	0.000000	81 months or less	0	0.00	0.00%	0	0.0000	0.000000
97 months to 111 months		0	0.00	0.00%	0	0.0000	0.000000	82 months or more	10	80,898,508.20	13.83%	64	4.0209	1.427035
	112 months or more	0	0.00	0.00%	0	0.0000	0.000000	Totals	34	584,916,949.08	100.00%	50	3.6643	3.172446
	Totals	34	584,916,949.08	100.00%	50	3.6643	3.172446
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	29	534,466,806.00	91.37%	48	3.6646	3.307355			No outstanding loans in this group
	13 months to 24 months	5	50,450,143.08	8.63%	65	3.6612	1.743226
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	584,916,949.08	100.00%	50	3.6643	3.172446
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A2	30506069	Various Various		Various	Actual/360	4.628%	199,269.72	0.00	0.00	N/A	08/07/25	--	50,000,000.00	50,000,000.00	02/07/25
1A6	30506073				Actual/360	4.628%	43,839.34	0.00	0.00	N/A	08/07/25	--	11,000,000.00	11,000,000.00	02/07/25
2A-15-2	30318363	LO	Las Vegas	NV	Actual/360	3.558%	153,191.67	0.00	0.00	03/05/30	03/05/32	--	50,000,000.00	50,000,000.00	02/05/25
3A1-A3	30505866	Various Various		Various	Actual/360	3.550%	132,039.95	0.00	0.00	N/A	10/09/26	--	43,193,440.88	43,193,440.88	02/09/25
4A2-C3-A	30318364	OF	New York	NY	Actual/360	2.990%	51,494.44	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	02/06/25
4A2-C4-C	30318365				Actual/360	2.990%	25,747.22	0.00	0.00	N/A	12/06/29	--	10,000,000.00	10,000,000.00	02/06/25
4A2-C4-D	30318366				Actual/360	2.990%	25,747.22	0.00	0.00	N/A	12/06/29	--	10,000,000.00	10,000,000.00	02/06/25
5A2	30318389	IN	Various	Various	Actual/360	3.250%	97,951.39	0.00	0.00	N/A	07/06/29	--	35,000,000.00	35,000,000.00	02/06/25
6A1-G	30505810	OF	San Francisco	CA	Actual/360	3.522%	55,237.70	18,213,750.00	0.00	N/A	03/10/25	--	18,213,750.00	0.00	02/10/25
7A2-G	30505813	OF	San Francisco	CA	Actual/360	3.522%	47,121.53	15,536,250.00	0.00	N/A	03/10/25	--	15,536,250.00	0.00	02/11/25
8A3	30318367	MU	Washington	DC	Actual/360	4.450%	126,454.17	0.00	0.00	N/A	08/06/30	--	33,000,000.00	33,000,000.00	02/06/25
9A2	30318369	OF	San Jose	CA	Actual/360	2.800%	72,333.33	0.00	0.00	N/A	09/06/30	--	30,000,000.00	30,000,000.00	02/06/25
10	30318374	MF	New Orleans	LA	Actual/360	3.500%	90,416.67	0.00	0.00	N/A	01/06/30	--	30,000,000.00	30,000,000.00	02/06/25
11A4	30317590	RT	Tukwila	WA	Actual/360	2.880%	71,920.00	0.00	0.00	N/A	01/01/30	--	29,000,000.00	29,000,000.00	02/01/25
12A1	30506028	OF	San Francisco	CA	Actual/360	3.750%	84,024.53	47,542.40	0.00	N/A	08/06/30	--	26,020,500.43	25,972,958.03	02/06/25
13A1-11	30318375	MU	New York	NY	Actual/360	3.160%	27,211.11	0.00	0.00	N/A	03/06/30	--	10,000,000.00	10,000,000.00	02/06/25
13A1-12	30318376				Actual/360	3.160%	27,211.11	0.00	0.00	N/A	03/06/30	--	10,000,000.00	10,000,000.00	02/06/25
13A1-14	30318377				Actual/360	3.160%	13,605.56	0.00	0.00	N/A	03/06/30	--	5,000,000.00	5,000,000.00	02/06/25
14A1-1-B-1	30505265	RT	Brooklyn	NY	Actual/360	3.359%	57,846.00	0.00	0.00	N/A	01/01/30	--	20,000,000.00	20,000,000.00	02/01/25
15A2-C	30530105	OF	Chicago	IL	30/360	3.530%	58,833.33	0.00	0.00	N/A	09/01/28	--	20,000,000.00	20,000,000.00	02/03/25
16A2-A	30318241	OF	Mountain View	CA	Actual/360	3.950%	68,027.78	0.00	0.00	N/A	07/06/30	--	20,000,000.00	20,000,000.00	02/06/25
17	30318378	RT	Weaverville	NC	Actual/360	4.000%	57,274.00	26,273.68	0.00	N/A	03/06/30	--	16,627,936.33	16,601,662.65	02/06/25
18A3	30506068	OF	Houston	TX	Actual/360	4.987%	64,421.88	0.00	0.00	N/A	03/01/25	--	15,000,000.00	15,000,000.00	02/01/25
19A3	30318180	OF	Campbell	CA	Actual/360	3.690%	47,662.50	0.00	0.00	N/A	03/06/27	--	15,000,000.00	15,000,000.00	02/06/25
20	30506157	MF	Valley Stream	NY	Actual/360	2.950%	33,023.61	0.00	0.00	N/A	08/05/30	--	13,000,000.00	13,000,000.00	02/05/25
21A2	30318379	OF	San Antonio	TX	Actual/360	4.750%	48,405.75	16,800.17	0.00	N/A	08/06/30	--	11,834,342.74	11,817,542.57	07/06/23
22	30318380	MU	Los Altos	CA	Actual/360	2.950%	30,483.33	0.00	0.00	N/A	08/06/30	--	12,000,000.00	12,000,000.00	02/06/25
23	30318381	MF	Brooklyn	NY	Actual/360	4.060%	38,457.22	0.00	0.00	N/A	07/06/30	--	11,000,000.00	11,000,000.00	02/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
24	30318391	RT	Wilmington	DE	Actual/360	3.730%	19,116.37	10,912.42	0.00	N/A	08/06/30	--	5,951,650.34	5,940,737.92	02/06/25
25	30318382	OF	Newark	DE	Actual/360	3.700%	18,480.48	9,136.50	0.00	N/A	03/06/30	--	5,800,326.41	5,791,189.91	02/06/25
26	30505192	MU	Bethesda	MD	Actual/360	3.450%	15,106.69	0.00	0.00	N/A	03/05/30	--	5,085,000.00	5,085,000.00	02/05/25
27	30318383	RT	Fort Worth	TX	Actual/360	5.090%	16,104.02	5,399.58	0.00	N/A	03/06/30	--	3,674,152.97	3,668,753.39	02/06/25
28	30318384	MU	Chattanooga	TN	Actual/360	4.300%	8,890.57	3,976.09	0.00	N/A	08/06/30	--	2,401,055.01	2,397,078.92	02/06/25
29	30318385	RT	Various	MI	Actual/360	4.350%	6,996.07	0.00	0.00	N/A	03/06/30	--	1,867,693.74	1,867,693.74	02/06/25
30	30318386	MH	Duanesburg	NY	Actual/360	4.050%	6,133.27	2,752.32	0.00	N/A	03/06/30	--	1,758,643.39	1,755,891.07	02/06/25
31	30318387	RT	New York	NY	Actual/360	4.050%	6,364.69	0.00	0.00	N/A	03/06/30	--	1,825,000.00	1,825,000.00	02/06/25
Totals							1,946,444.22	33,872,793.16	0.00				618,789,742.24	584,916,949.08
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2	41,353,894.66	40,995,874.76	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A6	41,353,894.66	40,995,874.76	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-15-2	675,005,088.00	705,423,224.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1-A3	56,958,929.94	51,120,367.65	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2-C3-A	126,913,493.00	948,065.33	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2-C4-C	126,913,493.00	948,065.33	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2-C4-D	126,913,493.00	948,065.33	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2	10,290,041.73	10,383,456.26	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1-G	26,528,710.80	26,302,742.40	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2-G	22,472,358.16	22,926,830.88	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8A3	7,032,023.89	6,569,366.90	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	18,035,861.77	17,790,889.16	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,006,892.99	3,245,117.61	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4	43,939,811.34	42,986,458.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1	9,585,987.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1-11	49,917,843.00	48,329,525.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1-12	49,917,843.00	48,329,525.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1-14	49,917,843.00	48,329,525.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14A1-1-B-1	42,885,692.96	44,008,298.14	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15A2-C	14,678,482.90	15,355,217.43	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16A2-A	7,635,193.32	7,747,507.19	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,730,478.90	1,603,435.80	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18A3	9,525,811.10	14,891,100.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19A3	7,384,009.08	8,537,307.83	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	729,628.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A2	0.00	2,097,022.00	01/01/24	06/30/24	02/11/25	5,041,650.72	332,603.88	44,297.25	901,955.56	0.00	0.00
22	2,624,717.29	2,351,180.71	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	838,439.22	858,855.38	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	528,861.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	747,409.55	598,371.99	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	66,144.90	75,218.15	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	398,276.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	262,309.42	257,992.04	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	134,604.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	197,170.25	265,340.43	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	107,178.95	127,255.66	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,575,531,911.69	1,215,347,079.24				5,041,650.72	332,603.88	44,297.25	901,955.56	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
6A1-G	30505810	18,213,750.00	Payoff Prior to Maturity	0.00	0.00
7A2-G	30505813	15,536,250.00	Payoff Prior to Maturity	0.00	0.00
Totals		33,750,000.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/25	0	0.00	0	0.00	1	11,817,542.57	0	0.00	1	11,817,542.57	0	0.00	0	0.00	2	33,750,000.00	3.664284%	3.644471%	50
01/17/25	0	0.00	0	0.00	1	11,834,342.74	0	0.00	1	11,834,342.74	0	0.00	1	666,794.24	0	0.00	3.656596%	3.636896%	48
12/17/24	0	0.00	0	0.00	1	11,851,074.47	0	0.00	1	11,851,074.47	0	0.00	0	0.00	0	0.00	3.656553%	3.636854%	49
11/18/24	0	0.00	0	0.00	1	11,869,297.75	0	0.00	1	11,869,297.75	0	0.00	0	0.00	0	0.00	3.656630%	3.636930%	50
10/18/24	0	0.00	0	0.00	1	11,885,887.09	0	0.00	1	11,885,887.09	0	0.00	0	0.00	0	0.00	3.656701%	3.637000%	51
09/17/24	0	0.00	0	0.00	1	11,903,973.12	0	0.00	1	11,903,973.12	0	0.00	0	0.00	0	0.00	3.656777%	3.637076%	52
08/16/24	0	0.00	0	0.00	1	11,920,421.21	0	0.00	1	11,920,421.21	0	0.00	0	0.00	0	0.00	3.656847%	3.637145%	53
07/17/24	0	0.00	0	0.00	1	11,936,802.29	0	0.00	1	11,936,802.29	0	0.00	0	0.00	0	0.00	3.656917%	3.637215%	54
06/17/24	0	0.00	0	0.00	1	11,954,687.57	0	0.00	1	11,954,687.57	0	0.00	0	0.00	0	0.00	3.656993%	3.637289%	55
05/17/24	0	0.00	0	0.00	1	11,970,929.06	0	0.00	1	11,970,929.06	0	0.00	0	0.00	0	0.00	3.657062%	3.637358%	56
04/17/24	0	0.00	0	0.00	1	11,988,679.79	0	0.00	1	11,988,679.79	0	0.00	1	3,689,594.79	0	0.00	3.657137%	3.637432%	57
03/15/24	1	20,000,000.00	0	0.00	1	12,004,782.81	0	0.00	1	12,004,782.81	0	0.00	1	2,450,170.09	0	0.00	3.656572%	3.636878%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
21A2	30318379	07/06/23	18	6	44,297.25	901,955.56	0.00	12,137,477.59	05/08/23	7	10/03/23		10/03/23
Totals					44,297.25	901,955.56	0.00	12,137,477.59

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		76,000,000	76,000,000	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		43,193,441	43,193,441	0		0
25 - 36 Months		15,000,000	15,000,000	0		0
37 - 48 Months		20,000,000	20,000,000	0		0
49 - 60 Months		154,000,000	154,000,000	0		0
> 60 Months		276,723,508	264,905,966	0		11,817,543

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-25	584,916,949	573,099,407	0	0	0	11,817,543
Jan-25	618,789,742	606,955,400	0	0	0	11,834,343
Dec-24	619,578,906	607,727,832	0	0	0	11,851,074
Nov-24	619,709,189	607,839,892	0	0	0	11,869,298
Oct-24	619,830,687	607,944,800	0	0	0	11,885,887
Sep-24	619,960,130	608,056,157	0	0	0	11,903,973
Aug-24	620,080,762	608,160,341	0	0	0	11,920,421
Jul-24	620,200,978	608,264,176	0	0	0	11,936,802
Jun-24	620,329,185	608,374,497	0	0	0	11,954,688
May-24	620,448,544	608,477,615	0	0	0	11,970,929
Apr-24	620,575,924	608,587,244	0	0	0	11,988,680
Mar-24	624,384,027	592,379,244	20,000,000	0	0	12,004,783
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
18A3	30506068	15,000,000.00	15,000,000.00	143,900,000.00	11/20/19	13,083,113.33	5.44000	09/30/24	03/01/25	I/O
21A2	30318379	11,817,542.57	12,137,477.59	41,000,000.00	12/02/24	1,119,028.00	0.31000	06/30/24	08/06/30	305
Totals		26,817,542.57	27,137,477.59	184,900,000.00		14,202,141.33

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
18A3	30506068	OF	TX	08/29/24	98

2/11/2025 - The loan transferred to the Special Servicer for Imminent Default related to the upcoming tenant lease expiration and vacancy. The loan is secured by a 441,523 SF office building located in the Uptown Galleria area of Houston, TX.

The property was fully leased to Bechtel who has vacated the property. PNL has been signed. Borrower would like to see a conversion potentially happen, but does not have an equity partner to effectuate the conversion. Lender will continue to pursue all remedies and p otential workout options including dual tracking foreclosure with workout discussions.

21A2	30318379	OF	TX	05/08/23	7

2/11/2025 - REO Title Date: October 3, 2023. The property is an approx. 576,395 SF, 11-building, suburban office park known as Brass Professional Center located along and south of NW loop 410 in San Antonio, TX. Each building is separately platted. The improvements were constructed between 1968 and 1998 with 10 of the 11 buildings built between 1968 and 1979. The total land area of the complex is 34.52 acres. The property is estimated to be 62% occupied. . Crossed with/Companion Loan: The Loan was st ructured with a note split pari passu (A1 - BMARK 2020-B18; A2 - DBJPM 2020-C9 & A3 - BMARK 2020-B19); Deferred Maintenance/Capex: 2024 Budget identifies approx. $4 million in deferred maintenance. Leasing Summary: To date several lease renewals have been completed. Marketing Summary: The property is currently not listed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
18A3	0.00	0.00	3,229.17	0.00	0.00	0.00	0.00	0.00	215.03	0.00	0.00	0.00
21A2	0.00	0.00	2,547.67	0.00	0.00	20,524.07	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,776.84	0.00	0.00	20,524.07	0.00	0.00	215.03	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		26,515.94

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Supplemental Notes
None

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